Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 135	$ 176
Accruals	636	799
Provisions	62	63
Other current liabilities	59	53
Total payables, accruals and provisions	$ 892	$ 1,091